JOINT ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2018
JOINT ARRANGEMENTS [Abstract]
Joint Arrangements
The breakdown of the amounts included in the statements of financial position related to the Company’s participation in the UT and as of December 31, 2018 and 2017 and for the three years ended December 31, 2018 is the following:

	2018	2017
Consolidated Statements of financial position
Non Current assets	-	-
Current Assets	195,439	99,816
Total	195,439	99,816
Non Current Liabilities	-	-
Current Liabilities	169,843	99,726
Total	169,843	99,726

	2018	2017
Consolidated Statements of comprehensive income
Gross profit	33,876	797
Operating profit / (loss)	24,388	(25)
Net Financial results	1,047	226
Comprehensive income	25,435	201